Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Properties and Equipment, at Cost
Properties and equipment is carried at cost and consists of the following:

	Estimated Useful Life(a) (Years)	December 31,
		2015	2014
		(Millions)
Proved properties	(b)	$5,520	$3,852
Unproved properties	(c)	2,342	349
Gathering, processing and other facilities	15-25	217	102
Construction in progress	(c)	198	368
Other	3-40	138	131
Total properties and equipment, at cost		8,415	4,802
Accumulated depreciation, depletion and amortization		(1,893)	(1,407)
Properties and equipment—net		$6,522	$3,395
__________

(a)	Estimated useful lives are presented as of December 31, 2015.

(b)	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).

(c)	Unproved properties and construction in progress are not yet subject to depreciation and depletion.

Rollforward of Asset Retirement Obligation
A rollforward of our asset retirement obligations for the years ended 2015 and 2014 is presented below.

	2015	2014
	(Millions)
Balance, January 1	$77	$67
Liabilities incurred	26	9
Liabilities settled	(2)	(1)
Liabilities associated with assets sold	—	—
Estimate revisions	(4)	(3)
Accretion expense(a)	5	5
Balance, December 31	$102	$77
Amount reflected as current	$3	$2
__________

(a)	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.